Operating Segments and Geographic Information (Tables)	3 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Revenue by geographic area
The following tables set forth revenue and net long-lived assets by geographic area:

	Predecessor	Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,
	2016	2016	2017	2018

		(in thousands)
Revenue
United States, country of domicile	$31,797	$268,426	$459,701	$505,304
International	15,530	153,668	268,316	327,785
Total revenue	$47,327	$422,094	$728,017	$833,089

Long-lived assets by geographic area

	December 31,
	2017	2018

	(in thousands)
Long-lived assets, net
United States, country of domicile	$20,986	$22,953
Switzerland	3,941	4,878
All other international	9,282	8,033
Total long-lived assets, net	$34,209	$35,864